SUBSEQUENT EVENT (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	May 31, 2023	May 31, 2023	Apr. 30, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
SUBSEQUENT EVENT
Maximum repurchase amount				$ 66,368	$ 196,277	$ 9,852
Aggregate consideration				$ 66,368	$ 196,277	$ 9,852
Subsequent Event
SUBSEQUENT EVENT
Maximum repurchase amount			$ 737,400
Number of shares repurchased	8,645,334
Aggregate consideration	$ 151,300
Consideration paid	$ 22,900	$ 25,800